1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 13	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15	[X]

MELLON FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy to:
Donald W. Smith, Esq.
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, N.W., Second Floor
Washington, D.C. 20036-1800
Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[_]	Immediately upon filing pursuant to Rule 485(b)
[X]	On June 1, 2006 pursuant to Rule 485(b)
[_]	60 days after filing pursuant to Rule 485(a)(1)
[_]	On pursuant to Rule 485(a)(1)

[_]	75 days after filing pursuant to Rule 485(a)(2)
[_]	On pursuant to Rule 485(a)(2)

Registrant is filing this Post-Effective No. 13 solely to file Registrant’s Amended and Restated Rule 18f-3 Plan dated March 5, 2002, as amended June 1, 2006.

The information required pursuant to Part A and Part B of Form N-1A is incorporated herein by reference to Part A and Part B of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, SEC File No. 333-34844 filed on December 23, 2005.

MELLON FUNDS TRUST PART C OTHER INFORMATION
Item 23.	Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit (a) of Pre-effective Amendment No. 1 to registration statement, SEC File No. 333-34844, filed on July 7, 2000, as further amended by a Certificate of Amendment to the Amended and Restated
Declaration of Trust dated December 17, 2002 and incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 10 to registration statement, SEC File No. 333-34844, filed on December 23, 2004.

(b)	By-Laws dated June 5, 2000, as amended and restated January 2006, are incorporated herein by reference to Exhibit 77Q1 of Form N-SAR filed on April
26, 2006, SEC File No. 333-34844.

(c)	Instruments defining the rights of holders of Registrant’s securities are incorporated herein by reference to Articles III, IV, V, VI, VIII and IX of the
Registrant’s Amended and Restated Agreement and Declaration of Trust and
Articles 9 and 11 of the Registrant’s By-Laws.

(d)	Investment Advisory Agreement dated June 14, 2000, amended effective as of
December 16, 2002, is incorporated herein by reference to Exhibit (d) of Post-
Effective Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(e)	Distribution Agreement dated June 14, 2000, amended effective as of December
16, 2002, is incorporated herein by reference to Exhibit (e) of Post-Effective
Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on
December 12, 2002.

(f)	Not Applicable.

(g)	Form of Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company and Mellon Bank, N.A. is
incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment
No. 3 to registration statement, SEC File No. 333-34844, filed on December 20,
2001.

(h)	(1) Transfer Agent Agreement dated as of June 14, 2000, is incorporated herein by reference to Exhibit 13(a) of Registrant's registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001.

(2) Amendment to Transfer Agent Agreement effective March 6, 2001, is incorporated herein by reference to Exhibit 13(b) of Registrant's registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001.

(3) Amended and Restated Administration Agreement dated June 14, 2000, amended effective as of December 16, 2002, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(4) Amended and Restated Fee Waiver Agreement dated May 22, 2002 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 5 to registration statement, SEC File No. 333-34844, filed on May 21, 2002.

(5) Shareholder Services Plan dated May 9, 2001, revised as of December 16, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post- Effective Amendment No. 7 to registration statement, SEC File No. 333- 34844, filed on December 12, 2002.

(i)	Opinion and consent of Registrant's Counsel. Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Exhibit (j) of Post-Effective Amendment No. 12 to registration statement, SEC File No. 333-34844, filed on December 23, 2005.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution Plan dated as of March 5, 2002, effective as of May 15, 2002, revised December 16, 2002, is incorporated herein by reference to Exhibit (m) of Post- Effective Amendment No. 7 to registration statement, SEC File No. 333-34844, filed on December 12, 2002.

(n)	Amended and Restated Rule 18f-3 Plan dated March 5, 2002, amended June 1, 2006. Filed herewith.

(o)	Not Applicable.

(p)	Code of Ethics adopted by Registrant and Registrant’s investment adviser and distributor is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 11 to registration statement, SEC File No. 333-34844, filed on October 27, 2005.

Other Exhibits
(1)	Certificate of Assistant Secretary is incorporated herein by reference to Other Exhibit 1 of Post-Effective Amendment No. 11 to registration statement, SEC File No. 333-34844, filed on October 27, 2005.

(2)	Powers of Attorney of Stephen E. Canter and James Windels dated November 15, 2001. Incorporated by reference to Post-Effective Amendment No. 3.

Item 24.	Persons Controlled by or Under Common Control with Registrant
Not Applicable.
Item 25.	Indemnification

(a) The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant’s By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Trust shall be insured against losses arising by reason of such Covered Person’s failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or (ii) is liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, indemnification shall be provided if (i) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant’s By-Laws, the term “Covered Person” shall include such person’s heirs, executors and administrators, and a “disinterested person” is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant’s By-Laws shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

     In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Trust in connection with the registered securities of the Trust, the Trust will not make such indemnification unless (i) the Trust has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Trust shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

     The Trust will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Trust shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Trust shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26. Business and Other Connections of Investment Adviser.

Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Scudder Investments	Chief Operating Officer	7/02 – 1/05
Vice Chair – Distribution	345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 – 9/05
Director, Vice Chair and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 – Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 – Present
Chair of the Board and
Chief Executive Officer	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Standish Mellon Asset Management	Board Manager	7/03 – Present
Company, LLC*

	Newton Management Limited	Director	2/99 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	1/99 – Present
Member

	Franklin Portfolio Associates,	Director	2/99 – Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 – Present

	TBCAM Holdings, LLC*	Director	2/99 – Present

	Mellon Capital Management	Director	1/99 – Present
Corporation***

	Founders Asset Management LLC****	Member, Board of	12/97 - Present
Managers
		President	4/06 – Present
		Chief Executive Officer	4/06 – Present

	Dreyfus Founders Funds, Inc.****	President	4/06 – Present
		Principal Executive	4/06 – Present
Officer

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 - Present
President, Chief Operating		Chief Executive Officer	4/05 - Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Mellon Trust of New England, N.A.*	Chairman & CEO	1/99 – Present

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 - Present
		Manager, Board of	7/05 - Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

C-9

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024
	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+
	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities
	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present
	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities
	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities
	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131
	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210
	Katrena Corporation+	Vice President	08/01 - Present
	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present
	MBC Investments Corporation+	Vice President	08/01 - Present
	MFS Leasing Corp. +	Vice President	08/01 - Present
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present

C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

C-11

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds

2.	Dreyfus A Bonds Plus, Inc.

3.	Dreyfus Appreciation Fund, Inc.

4.	Dreyfus Balanced Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth and Value Funds, Inc.

24.	Dreyfus Growth Opportunity Fund, Inc.

25.	Dreyfus Index Funds, Inc.

26.	Dreyfus Institutional Cash Advantage Funds

27.	Dreyfus Institutional Money Market Fund

28.	Dreyfus Institutional Preferred Money Market Funds

29.	Dreyfus Insured Municipal Bond Fund, Inc.

30.	Dreyfus Intermediate Municipal Bond Fund, Inc.

31.	Dreyfus International Funds, Inc.

32.	Dreyfus Investment Grade Funds, Inc.

33.	Dreyfus Investment Portfolios

34.	The Dreyfus/Laurel Funds, Inc.

35.	The Dreyfus/Laurel Funds Trust

36.	The Dreyfus/Laurel Tax-Free Municipal Funds

37.	Dreyfus LifeTime Portfolios, Inc.

38.	Dreyfus Liquid Assets, Inc.

39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

40.	Dreyfus Massachusetts Municipal Money Market Fund

41.	Dreyfus Midcap Index Fund, Inc.

42.	Dreyfus Money Market Instruments, Inc.

43.	Dreyfus Municipal Bond Fund, Inc.

44.	Dreyfus Municipal Cash Management Plus

45.	Dreyfus Municipal Funds, Inc.

46.	Dreyfus Municipal Money Market Fund, Inc.

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund

48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

49.	Dreyfus New York Municipal Cash Management

50.	Dreyfus New York Tax Exempt Bond Fund, Inc.

51.	Dreyfus New York Tax Exempt Intermediate Bond Fund

52.	Dreyfus New York Tax Exempt Money Market Fund

53.	Dreyfus U.S. Treasury Intermediate Term Fund

54.	Dreyfus U.S. Treasury Long Term Fund

55.	Dreyfus 100% U.S. Treasury Money Market Fund

56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

57.	Dreyfus Pennsylvania Municipal Money Market Fund

58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

59.	Dreyfus Premier Equity Funds, Inc.

60.	Dreyfus Premier Fixed Income Funds

61.	Dreyfus Premier International Funds, Inc.

62.	Dreyfus Premier GNMA Fund

63.	Dreyfus Premier Manager Funds I

64.	Dreyfus Premier Manager Funds II

65.	Dreyfus Premier Municipal Bond Fund

66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

67.	Dreyfus Premier New Leaders Fund, Inc.

68.	Dreyfus Premier New York Municipal Bond Fund

69.	Dreyfus Premier Opportunity Funds

70.	Dreyfus Premier State Municipal Bond Fund

71.	Dreyfus Premier Stock Funds

72.	The Dreyfus Premier Third Century Fund, Inc.

73.	The Dreyfus Premier Value Equity Funds

74.	Dreyfus Premier Worldwide Growth Fund, Inc.

75.	Dreyfus Short-Intermediate Government Fund

76.	Dreyfus Short-Intermediate Municipal Bond Fund

77.	The Dreyfus Socially Responsible Growth Fund, Inc.

78.	Dreyfus Stock Index Fund, Inc.

79.	Dreyfus Tax Exempt Cash Management

80.	Dreyfus Treasury Cash Management

81.	Dreyfus Treasury Prime Cash Management

82.	Dreyfus Variable Investment Fund

83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

84.	General California Municipal Money Market Fund

85.	General Government Securities Money Market Funds, Inc.

86.	General Money Market Fund, Inc.

87.	General Municipal Money Market Funds, Inc.

88.	General New York Municipal Bond Fund, Inc.

89.	General New York Municipal Money Market Fund

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	None
Sue Ann Cormack **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

C-14

P:\Edgar Filings\Pending\Mellon\485bpos\j33-MELLON-05-24-06.doc/023 5/26/06

Item 28. Location of Accounts and Records

1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02108

3.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

4.	The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

C-15

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of May 2006.

MELLON FUNDS TRUST

BY:/s/ Lawrence P. Keblusek*
Lawrence P. Keblusek, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Lawrence P. Keblusek *	President (Principal Executive Officer)	May 30, 2006
-----------------------------------------------------
Lawrence P. Keblusek

/s/ James Windels*	Treasurer (Principal Financial and	May 30, 2006
-----------------------------------------------------	Accounting Officer)
James Windels

/s/Ronald R. Davenport*	Trustee	May 30, 2006
------------------------------------------------------
Ronald R. Davenport

/s/ John L. Diederich*	Trustee	May 30, 2006
-----------------------------------------------------
John L. Diederich

/s/ Maureen D. McFalls*	Trustee	May 30, 2006
-----------------------------------------------------
Maureen D. McFalls

/s/ Patrick J. O'Connor*	Trustee	May 30, 2006
-----------------------------------------------------
Patrick J. O’Connor

/s/ Kevin C. Phelan*	Trustee	May 30, 2006
-----------------------------------------------------
Kevin C. Phelan

/s/ Patrick J. Purcell*	Trustee	May 30, 2006
-----------------------------------------------------
Patrick J. Purcell

/s/ Thomas F. Ryan, Jr.*	Trustee	May 30, 2006
-----------------------------------------------------
Thomas F. Ryan, Jr.

*BY: /s/ Jeff Prusnofsky
--------------------------------------------
Jeff Prusnofsky
Attorney-in-Fact

EXHIBIT

Item 23

(i) Opinion and Consent of Registrant's Counsel

(n) Amended and Restated 18f-3 Plan.